Income Taxes (FY)	12 Months Ended
Dec. 31, 2024
Income Tax Disclosure [Abstract]
Income Taxes
NOTE 14. INCOME TAXES
There was no provision for income taxes for the years ended December 31, 2024 and 2023.
At December 31, 2024 and 2023, the tax effect of significant temporary differences representing deferred tax assets and liabilities are as follows:

	Year Ended December 31,
(Amounts in 000's)	2024	2023
Net deferred tax asset (liability):
Allowance for credit loss	$34	$385
Accrued expenses	169	152
Right of use asset	(526)	724
Right of use liability	603	(633)
Net operating loss carry forwards	22,566	21,662
Property, equipment & intangibles	(3,618)	(3,581)
Stock based compensation	212	184
Self-Insurance Reserve	6	15
Interest Expense	1,831	1,831
Total deferred tax assets	21,277	20,739
Valuation allowance	(21,277)	(20,739)
Net deferred tax liability	$—	$—

The items accounting for the differences between income taxes computed at the federal statutory rate and the provision for income taxes are as follows:

	Year Ended December 31
	2024	2023
Federal income tax at statutory rate	21.0%	21.0%
State and local taxes	(1.5)%	(1.2)%
Nondeductible expenses	—	(1.1)%
Change in valuation allowance	(17.9)%	(13.4)%
Other	(1.6)%	(5.3)%
Effective tax rate	—%	—%

As of December 31, 2024, the Company had consolidated federal NOL carry forwards of $93.8 million. As a result of the Tax Reform Act, approximately $28.7 million of NOL’s generated in 2018 and after do not expire and are currently offset by a full valuation allowance. The NOLs generated before December 31, 2018, which amount to $65.1 million begin to expire in 2025 through 2037 and currently are offset by a full valuation allowance. As of December 31, 2024, the Company had consolidated state NOL carry forwards of $45.8 million. These NOLs begin to expire in 2024 through 2043 and currently are offset by a full valuation allowance.
Given the Company’s historical net operating losses, a full valuation allowance has been established on the Company’s net deferred tax assets. The Company has generated additional deferred tax liabilities related to its tax amortization of certain acquired indefinite lived intangible assets because these assets are not amortized for book purposes. The tax amortization in current and future years gives rise to a deferred tax liability which will only reverse at the time of ultimate sale or book impairment. As a result of the Tax Reform Act, NOL carry forwards generated in tax years 2018 and forward have an indefinite life. For this reason, the Company has taken the position that the deferred tax liability related to the indefinite lived intangibles can be used to support an equal amount of the deferred tax asset related to the NOL carry forwards generated in tax years 2018 and forward.
The Company files federal, state and local income tax returns in the U.S. The Company is generally no longer subject to income tax examinations for years prior to fiscal 2018.